Document and Entity Information	Nov. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 26, 2021
Entity Registrant Name	SEMILEDS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34992
Entity Tax Identification Number	20-2735523
Entity Address, Address Line One	3F, No.11 Ke Jung Rd., Chu-Nan Site
Entity Address, Address Line Two	Hsinchu Science Park, Chu-Nan 350
Entity Address, City or Town	Miao-Li County
Entity Address, Country	TW
Entity Address, Postal Zip Code	350
City Area Code	886
Local Phone Number	37-586788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001333822
Title of 12(b) Security	Common Stock, par value $0.0000056
Trading Symbol	LEDS
Security Exchange Name	NASDAQ